Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Schedule of Investments
Total investments at December 31, 2018 were as follows:

In millions	Current	Long-term	Total
Debt securities available for sale	$2,359	$12,896	$15,255
Mortgage loans	145	1,216	1,361
Other investments	18	1,620	1,638
Total investments	$2,522	$15,732	$18,254

Schedule of Debt Securities AFS
Debt securities available for sale at December 31, 2018 were as follows:

In millions	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Debt securities:
U.S. government securities	$1,662	$26	$—	$1,688
States, municipalities and political subdivisions	2,370	30	(1)	2,399
U.S. corporate securities	6,444	61	(16)	6,489
Foreign securities	2,355	31	(3)	2,383
Residential mortgage-backed securities	567	10	—	577
Commercial mortgage-backed securities	594	11	—	605
Other asset-backed securities	1,097	3	(15)	1,085
Redeemable preferred securities	30	—	(1)	29
Total debt securities (1)	$15,119	$172	$(36)	$15,255

_____________________________________________

(1)
Investment risks associated with the Company’s experience-rated products generally do not impact the Company’s consolidated results of operations. At December 31, 2018, debt securities with a fair value of $916 million, gross unrealized capital gains of $12 million and gross unrealized capital losses of $2 million were included in total debt securities, but support experience-rated products.

Investments Classified by Contractual Maturity Date
The fair value of debt securities at December 31, 2018 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid, or the Company intends to sell a security prior to maturity.

In millions	Amortized Cost	Fair Value
Due to mature:
Less than one year	$901	$902
One year through five years	5,489	5,521
After five years through ten years	2,973	2,999
Greater than ten years	3,498	3,566
Residential mortgage-backed securities	567	577
Commercial mortgage-backed securities	594	605
Other asset-backed securities	1,097	1,085
Total	$15,119	$15,255

Schedule of AFS In Unrealized Capital Loss Position
Summarized below are the debt securities the Company held at December 31, 2018 that were in an unrealized capital loss position:

In millions, except number of securities	Number of Securities	Fair Value	Unrealized Losses
Debt securities:
U.S. government securities	8	$26	$—
States, municipalities and political subdivisions	54	86	1
U.S. corporate securities	1,399	1,431	16
Foreign securities	243	314	3
Residential mortgage-backed securities	45	1	—
Other asset-backed securities	516	528	15
Redeemable preferred securities	14	23	1
Total debt securities	2,279	$2,409	$36

The maturity dates for debt securities in an unrealized capital loss position at December 31, 2018 were as follows:

	Supporting experience-rated products		Supporting remaining products		Total
In millions	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$21	$—	$308	$—	$329	$—
One year through five years	36	2	557	5	593	7
After five years through ten years	47	—	492	9	539	9
Greater than ten years	49	—	370	5	419	5
Residential mortgage-backed securities	—	—	1	—	1	—
Other asset-backed securities	4	—	524	15	528	15
Total	$157	$2	$2,252	$34	$2,409	$36

Activity in Mortgage Loan Portfolio

The Company’s mortgage loans are collateralized by commercial real estate. From the Aetna Acquisition Date through December 31, 2018, the Company had the following activity in its mortgage loan portfolio:

In millions
New mortgage loans	$4
Mortgage loans fully-repaid	27
Mortgage loans foreclosed	—

Based upon the most recent assessments at December 31, 2018, the Company’s mortgage loans were given the following credit quality indicators:

In millions, except credit ratings indicator
1	$42
2 to 4	1,301
5 and 6	18
7	—
Total	$1,361

At December 31, 2018 scheduled mortgage loan principal repayments were as follows:

In millions
2019	$145
2020	109
2021	269
2022	228
2023	83
Thereafter	527
Total	$1,361

Investment Income

Sources of net investment income for the year ended December 31, 2018 were as follows:

In millions
Debt securities	$637
Mortgage loans	6
Other investments	17
Gross investment income	660
Investment expenses	(3)
Net investment income (excluding net realized capital gains or losses)	657
Net realized capital gains	3
Net investment income (1)	$660

_____________________________________________

(1)	Net investment income in 2018 includes $4 million related to investments supporting experience-rated products.

Realized Gain (Loss) on Investments

Excluding amounts related to experience-rated products, proceeds from the sale of available for sale debt securities and the related gross realized capital gains and losses from the Aetna Acquisition Date through December 31, 2018 were as follows:(1)

In millions
Proceeds from sales	$389
Gross realized capital gains	2
Gross realized capital losses	(2)

_____________________________________________

(1)
The proceeds from sales and gross realized capital gains and losses exclude the impact of the sales of short-term debt securities which primarily relate to the Company’s investments in mutual funds. These investments were excluded from the disclosed amounts because they represent an immaterial amount of aggregate gross realized capital gains or losses and have a high volume of sales activity.